Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

YUM’s Equity Award Granting Practices

Historically, we have fixed the dollar amount of annual SAR awards and, beginning in 2022, annual RSU awards at the Committee’s January meeting. This meeting date is set by the Board of Directors more than six months prior to the actual meeting. The Committee sets the annual grant date for these awards as the second business day after our fourth quarter earnings release. The exercise or grant price of these awards is set as the closing price on the date of grants. We ordinarily determine grant amounts at the same time other elements of annual compensation are determined so that we can consider all elements of compensation when authorizing the grants. We do not backdate or make grants retroactively. In addition, we do not time such grants in coordination with our possession or release of material, non-public or other information, nor do we time the release of material, non-public information for the purpose of affecting the value of executive compensation.

During 2024, we did not grant any awards of SARs or stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Grants may also be made on other dates the Board of Directors meets. These grants generally are CEO Awards, which are awards to individual employees (subject to Committee approval) in recognition of superlative performance and extraordinary impact on business results. These awards are currently made as RSUs which ordinarily vest after three years.

Management recommends the awards be made pursuant to our LTIP to the Committee, however, the Committee determines whether and to whom it will issue grants and determines the amount of the grant. The Board of Directors has delegated to our CEO and our Chief People and Culture Officer, the ability to make grants to employees who are not executive officers and whose grants are less than $1,000,000 in accounting value annually. In the case of these grants, the Committee sets all the terms of each award, except the actual number of SARs/RSUs, which is determined by our CEO and our Chief People and Culture Officer pursuant to guidelines approved by the Committee in January of each year.
Award Timing Method	The Committee sets the annual grant date for these awards as the second business day after our fourth quarter earnings release. The exercise or grant price of these awards is set as the closing price on the date of grants. We ordinarily determine grant amounts at the same time other elements of annual compensation are determined so that we can consider all elements of compensation when authorizing the grants. We do not backdate or make grants retroactively. In addition, we do not time such grants in coordination with our possession or release of material, non-public or other information, nor do we time the release of material, non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

During 2024, we did not grant any awards of SARs or stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

MNPI Disclosure Timed for Compensation Value	false